Consolidated Statements of Comprehensive Loss - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Statement [Abstract]
Net Loss	$ (26,544,958)	$ (23,888,403)	$ (50,715,696)	$ (32,385,895)
Foreign currency translation adjustment net of tax	(4,047,936)	1,800,358	3,239,829	866,410
Other comprehensive income, net of tax	(4,047,936)	1,800,358
Comprehensive loss	$ (30,592,894)	$ (22,088,045)	$ (47,475,867)	$ (31,519,485)